Consolidated balance sheet - CAD ($) $ in Millions	Jan. 31, 2026		Oct. 31, 2025
ASSETS
Cash and non-interest-bearing deposits with banks	$ 10,997	[1]	$ 12,379
Interest-bearing deposits with banks	36,770		31,624
Securities (Note 4)	285,930		283,235
Cash collateral on securities borrowed	23,809		21,697
Securities purchased under resale agreements	85,938		86,695
Loans (Note 5)
Residential mortgages	287,585		287,033
Personal	47,664		47,866
Credit card	21,246		21,581
Business and government	240,405		237,416
Allowance for credit losses	(4,409)		(4,392)
Total loans	592,491		589,504
Other
Derivative instruments	38,213		38,352
Property and equipment	3,429		3,443
Goodwill	5,346		5,475
Software and other intangible assets	2,867		2,894
Investments in equity-accounted associates and joint ventures	805		808
Deferred tax assets	877		1,027
Other assets	45,105		39,805
Other miscellaneous assets	96,642		91,804
Total assets	1,132,577		1,116,938
Deposits (Note 6)
Personal	258,878		258,139
Business and government	466,390		457,284
Bank	27,579		26,723
Secured borrowings	63,044		65,978
Deposits	815,891		808,124
Obligations related to securities sold short	20,811		24,244
Cash collateral on securities lent	8,668		6,031
Obligations related to securities sold under repurchase agreements	138,675		130,042
Other
Derivative instruments	41,723		41,411
Deferred tax liabilities	52		47
Other liabilities	33,352		34,807
Other miscellaneous liabilities	75,127		76,265
Subordinated indebtedness	7,793		7,819
Total liabilities	1,066,965		1,052,525
Equity
Contributed surplus	252		226
Retained earnings	37,592		36,471
Accumulated other comprehensive income (AOCI)	3,345		4,218
Total shareholders' equity	65,323		64,129
Non-controlling interests	289		284
Total equity	65,612		64,413
Total liabilities and equity	1,132,577		1,116,938
Preferred shares and other equity instruments [member]
Equity
Issued shares	7,339		6,369
Total equity	7,339		6,369
Common shares [member]
Equity
Issued shares	16,795		16,845
Total equity	$ 16,795		$ 16,845

[1]	Includes restricted cash of $533 million (January 31, 2025: $489 million) and interest-bearing demand deposits with Bank of Canada.